Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0000915389
Registrant Name	EASTMAN CHEMICAL COMPANY
Registration File Number	333-280083
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES